                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  6/30/11
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                     8/10/11
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:      $169,232
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 6/30/2011

                  COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6        COLUMN 8
------------------------------------------- ------------ --------- --------- ----------------------- ---------- -------------------
                                                                                                                  VOTING AUTHORITY
                  NAME OF                     TITLE OF               VALUE   SHRS OR                 INVESTMENT -------------------
                  ISSUER                       CLASS       CUSIP   (X $1000) PRN AMT SH/PRN PUT/CALL DISCRETION   SOLE  SHARED NONE
------------------------------------------- ------------ --------- --------- ------- ------ -------- ---------- ------- ------ ----
Altria Group Inc                            Common Stock 02209S103  $  1,118  42,350                    SOLE     42,350
Amazon.com Inc                              Common Stock 023135106  $  2,372  11,600                    SOLE     11,600
American Express Co                         Common Stock 025816109  $  1,383  26,750                    SOLE     26,750
Amgen Inc                                   Common Stock 031162100  $    340   5,827                    SOLE      5,827
Annaly Capital Management Inc                   REIT     035710409  $  1,118  62,000                    SOLE     62,000
Apache Corp                                 Common Stock 037411105  $    216   1,750                    SOLE      1,750
Apple Inc                                   Common Stock 037833100  $ 15,572  46,392                    SOLE     46,392
AutoZone Inc                                Common Stock 053332102  $    236     800                    SOLE        800
B&G Foods Inc                               Common Stock 05508R106  $    754  36,550                    SOLE     36,550
Baidu Inc/China                                 ADR      056752108  $  2,529  18,047                    SOLE     18,047
Barrick Gold Corp                           Common Stock 067901108  $    913  20,150                    SOLE     20,150
Berkshire Hathaway Inc                      Common Stock 084670702  $    255   3,300                    SOLE      3,300
BlackRock Inc                               Common Stock 09247X101  $    269   1,400                    SOLE      1,400
Boeing Co/The                               Common Stock 097023105  $    864  11,690                    SOLE     11,690
BP Prudhoe Bay Royalty Trust                Royalty Trst 055630107  $  2,642  23,665                    SOLE     23,665
Caterpillar Inc                             Common Stock 149123101  $  3,421  32,131                    SOLE     32,131
Chevron Corp                                Common Stock 166764100  $  2,080  20,229                    SOLE     20,229
Chipotle Mexican Grill Inc                  Common Stock 169656105  $  1,999   6,485                    SOLE      6,485
Chubb Corp                                  Common Stock 171232101  $    307   4,904                    SOLE      4,904
CME Group Inc                               Common Stock 12572Q105  $    729   2,500                    SOLE      2,500
Coca-Cola Co/The                            Common Stock 191216100  $    236   3,500                    SOLE      3,500
Compass Diversified Holdings                  Ltd Part   20451Q104  $  1,570  95,212                    SOLE     95,212
Consolidated Edison Inc                     Common Stock 209115104  $  1,551  29,125                    SOLE     29,125
Cummins Inc                                 Common Stock 231021106  $  1,444  13,950                    SOLE     13,950
Deere & Co                                  Common Stock 244199105  $    726   8,800                    SOLE      8,800
EI du Pont de Nemours & Co                  Common Stock 263534109  $    284   5,250                    SOLE      5,250
Enerplus Corp                               Common Stock 292766102  $  4,930 156,000                    SOLE    156,000
Exxon Mobil Corp                            Common Stock 30231G102  $  1,257  15,450                    SOLE     15,450
Financial Select Sector SPDR Fund               ETP      81369Y605  $    274  17,850                    SOLE     17,850
Ford Motor Co                               Common Stock 345370860  $    710  51,500                    SOLE     51,500
Freeport-McMoRan Copper & Gold Inc          Common Stock 35671D857  $  1,077  20,350                    SOLE     20,350
General Electric Co                         Common Stock 369604103  $  4,324 229,250                    SOLE    229,250
Goldman Sachs Group Inc/The                 Common Stock 38141G104  $  2,609  19,600                    SOLE     19,600
Google Inc                                  Common Stock 38259P508  $ 10,162  20,067                    SOLE     20,067
Hess Corp                                   Common Stock 42809H107  $    505   6,750                    SOLE      6,750
Infosys Ltd                                     ADR      456788108  $    341   5,235                    SOLE      5,235
International Business Machines Corp        Common Stock 459200101  $  5,762  33,586                    SOLE     33,586
iShares MSCI EAFE Index Fund                    ETP      464287465  $    619  10,300                    SOLE     10,300
iShares MSCI Emerging Markets Index Fund        ETP      464287234  $    388   8,150                    SOLE      8,150
JPMorgan Chase & Co                         Common Stock 46625H100  $    676  16,500                    SOLE     16,500
Kraft Foods Inc                             Common Stock 50075N104  $    377  10,697                    SOLE     10,697
Las Vegas Sands Corp                        Common Stock 517834107  $    292   6,920                    SOLE      6,920
Lorillard Inc                               Common Stock 544147101  $    218   2,000                    SOLE      2,000
Mastercard Inc                              Common Stock 57636Q104  $  2,818   9,350                    SOLE      9,350
McDonald's Corp                             Common Stock 580135101  $  6,079  72,089                    SOLE     72,089
Microsoft Corp                              Common Stock 594918104  $    645  24,815                    SOLE     24,815
Molycorp Inc                                Common Stock 608753109  $    354   5,800                    SOLE      5,800
Netflix Inc                                 Common Stock 64110L106  $    528   2,010                    SOLE      2,010
Oil Services Holders Trust                      ETP      678002106  $  5,665  37,300                    SOLE     37,300
Oracle Corp                                 Common Stock 68389X105  $    389  11,835                    SOLE     11,835
Philip Morris International Inc             Common Stock 718172109  $  1,496  22,400                    SOLE     22,400
Polo Ralph Lauren Corp                      Common Stock 731572103  $    570   4,300                    SOLE      4,300
priceline.com Inc                           Common Stock 741503403  $  4,941   9,651                    SOLE      9,651
Procter & Gamble Co/The                     Common Stock 742718109  $  1,564  24,600                    SOLE     24,600
QUALCOMM Inc                                Common Stock 747525103  $    227   4,000                    SOLE      4,000
Rydex S&P Equal Weight ETF                      ETP      78355W106  $  1,379  27,250                    SOLE     27,250
Salesforce.com Inc                          Common Stock 79466L302  $  1,899  12,750                    SOLE     12,750
Schlumberger Ltd                            Common Stock 806857108  $  1,944  22,500                    SOLE     22,500
SPDR Dow Jones Industrial Average ETF Trust     ETP      78467X109  $  4,972  40,150                    SOLE     40,150
SPDR S&P 500 ETF Trust                          ETP      78462F103  $ 41,788 316,650                    SOLE    316,650
Unilever NV                                 NY Reg Shrs  904784709  $  3,007  91,550                    SOLE     91,550
United States Steel Corp                    Common Stock 912909108  $  1,664  36,150                    SOLE     36,150
United Technologies Corp                    Common Stock 913017109  $    956  10,800                    SOLE     10,800
Verizon Communications Inc                  Common Stock 92343V104  $  4,194 112,652                    SOLE    112,652
Wal-Mart Stores Inc                         Common Stock 931142103  $  1,169  22,000                    SOLE     22,000
Wells Fargo & Co                            Common Stock 949746101  $    640  22,803                    SOLE     22,803
Wynn Resorts Ltd                            Common Stock 983134107  $    897   6,250                    SOLE      6,250
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